19 Financial instruments (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Schedule of noncurrent maturities	R$ 5,730
Borrowing Cost	(30)
Total noncurrent	952	R$ 622
From 1 to 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of noncurrent maturities	2,484
From 2 to 3 years [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of noncurrent maturities	2,790
From 3 to 4 years [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of noncurrent maturities	224
From 4 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of noncurrent maturities	224
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of noncurrent maturities	R$ 8